Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Other Liabilities [Line Items]
Restructuring costs	$ 30	$ 20	$ 42	$ 29
Construction Equipment Segment [Member]
Other Liabilities [Line Items]
Restructuring costs			27
Commercial Vehicles [Member]
Other Liabilities [Line Items]
Restructuring costs			$ 15